RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 7– RELATED PARTY TRANSACTIONS

Consulting fees

During the six months ended December 31, 2022 and 2021, the Company recorded $100,000 and $74,000 respectively, in consulting fees to Ancient Investments, LLC, a Company owned by the Company’s CEO, Keith Duffy and the Company’s Executive Director of Corporate Operations, Scott Duffy. As of December 31, 2022, and June 30, 2022, $15,000 and $22,000 was recorded in accrued liabilities.

For the six months ended December 31, 2022 and 2021, the Company recorded $52,000 and $52,000 respectively, in consulting fees to Edward DeFeudis, a Director of the Company. As of December 31, 2022, and June 30, 2022, $10,000 and $0 was recorded in accrued liabilities.

During the six months ended December 31, 2022 and 2021, the Company recorded $35,000 and $37,000 respectively, in consulting fees to AMP Web Services, a Company owned by the Company’s CTO, Pablo Lavigna. As of December 31, 2022 and June 30, 2022, $7,000 and $7,000 was recorded in accrued liabilities.

During the six months ended December 31, 2022 and 2021, the Company recorded $15,000 and $15,000 respectively, in consulting fees to Keystone Business Development Partners, a Company owned by the Company’s CFO, Brian Carey.

NOTE 8 – RELATED PARTY TRANSACTIONS

Consulting fees

During the years ended June 30, 2022 and 2021, the Company recorded $184,000 and $98,000 respectively, in consulting fees to Ancient Investments, LLC, a Company owned by the Company’s CEO, Keith Duffy and the Company’s Executive Director of Corporate Operations, Scott Duffy. As of June 30, 2022 and June 30, 2021, $15,000 and $0 was recorded in accrued liabilities.

For the years ended June 30, 2022 and 2021, the Company recorded $122,000 and $40,000 respectively, in consulting fees to Edward DeFeudis, a Director of the Company.

During the years ended June 30, 2022 and 2021, the Company recorded $86,000 and $49,500 respectively, in consulting fees to AMP Web Services, a Company owned by the Company’s CIO, Pablo Lavigna. On August 26, 2020, the Company issued 4,090,909 shares of common stock for payment of $13,500 for services performed in May, June and July 2020. As of June 30, 2022 and June 30, 2021, $7,000 and $0 was recorded in accrued liabilities.

During the years ended June 30, 2022 and 2021, the Company recorded $40,425 and $20,000 respectively, in consulting fees to Keystone Business Development Partners, a Company owned by the Company’s CFO, Brian Carey. As of June 30, 2022 and June 30, 2021, $0 and $30,000 was recorded in accrued liabilities.